[GRAPHIC OMITTED]
DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED]
MAP

Mutual Fund
Semi-Annual Report
                                                               February 28, 2002

                                                         Class A, B and C Shares

Global Financial Services Fund
Global Technology Fund

[GRAPHIC OMITTED]
A MEMBER OF THE
DEUTSCHE BANK GROUP

Global Sector Funds
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTERS TO SHAREHOLDERS AND PERFORMANCE COMPARISON ............. 3
              ADDITIONAL PERFORMANCE INFORMATION .............................10

              GLOBAL SECTOR FUNDS
                 Schedules of Investments ....................................11
                 Statements of Assets and Liabilities ........................13
                 Statements of Operations ....................................14
                 Statements of Changes in Net Assets .........................16
                 Financial Highlights ........................................18
                 Notes to Financial Statements ...............................24

               --------------------------------------------------
The Funds are not insured by the FDIC and are not deposits, obligations of or guaranteed by Deutsche Bank AG. The Funds are subject to investment risks, including possible loss of principal amount invested.
               --------------------------------------------------

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
LETTERS TO SHAREHOLDERS

Dear Fellow Shareholder:

We are pleased to present you with this combined semi-annual report for the Global Financial Services Fund and the Global Technology Fund.

In the pages that follow, you will find detailed reviews of the markets, the securities in which your Funds invest, and the outlooks of our Portfolio management teams. Included are complete financial summaries of the Funds' operations for the six months ended February 28, 2002 and listings of the Funds' holdings.

The past six months have clearly been a trying period for many investors. As the Funds' new fiscal year began, the devastating events of September 11th stunned and saddened us all. Then, as some sense of order began to return in the aftermath of such catastrophe, we were faced with headlines about the Enron collapse, about economic recession and more. It is tempting to want to DO something.

Emotion-driven investment decisions, however, can lead to regret. It is important to take the time to understand the latest news in the context of your own long-term investment plan and to evaluate current events based on your own investment style and strategy. Take into account your investment time horizon, your objectives and your willingness to endure the inevitable and periodic downturns in the markets. In a day of constant financial news coverage, maintaining a long-term investment perspective is not easy--but perhaps that is why it has proven to be so rewarding.

As the second half of the Funds' fiscal year begins, the headlines have already changed. The global economy is exhibiting early signs of recovery, there is no indication that 'Enronitis' is even close to epidemic, the multi-national coalition is winning the war against terrorism and the outlook for corporate earnings has begun to improve. Whatever the latest news, discipline, judgment and a focus on fundamentals are crucial for both Deutsche Asset Management as managers and for our mutual fund investors.

Our continuing goal is to provide you with high-quality investment management services across a broad range of specialized mutual funds. We value your confidence in us and look forward to serving your investment needs for many years ahead.

Sincerely,

/S/ KLAUS KALDEMORGEN

Klaus Kaldemorgen
on behalf of the Portfolio Management Teams
February 28, 2002
--------------------------------------------------------------------------------
GLOBAL FINANCIAL SERVICES FUND

FUND PERFORMANCE
For the semi-annual period, the Global Financial Services Fund slightly underperformed its benchmark, the MSCI World Financials Index. The Fund's Class A Shares produced a return of -10.22% (excluding sales charges) for the six months ended February 28, 2002, as compared to -9.97% for the MSCI World Financials Index. The Fund's Class B and Class C Shares each produced returns of -10.55% (excluding sales charges) for the six-month period. The Lipper Financial Services Funds Average returned -1.31% for the same period.

The Global Financial Services Fund seeks to maximize total return by investing primarily in equity securities of financial services companies located in the US and abroad. The Fund tends to have a heavier weighting of its assets in the US, Japan, Germany, France, Spain, the United Kingdom, Italy, the Netherlands and Switzerland, but may also invest in emerging market countries. Financial services companies may include banking, insurance, asset management, brokerage and financial services companies, including Internet-based financial services companies as well as software and technology companies that focus on developing and producing products for the financial services industry.

The Fund's performance during the semi-annual period was primarily due to the defensive positioning we established since the Fund's inception at the end of March 2001 and that we enhanced even more following the
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
LETTERS TO SHAREHOLDERS

tragic events of September 11th. Specifically, after September 11th, we increased the Fund's cash position significantly. Also, we kept the Fund invested in a smaller number of stocks than the benchmark. At the end of 2001, we reduced the Fund's cash position, increasing the Portfolio's overweighting in banking and insurance company stocks, which tended to benefit from the low interest rate environment in the US and Europe. The Fund also maintained its underweighting in stocks of financial services companies, such as credit card companies or direct banks. These companies tended to be more directly impacted than other sub-sectors by volatility in world equity markets. Based on credit quality concerns, the Fund was underweight in regional bank stocks, which tended to suffer from bad loans during the period.

The Fund was primarily invested in financial services companies headquartered or with primary operations in Europe and the United States. Prudently, the Fund was underweight in Japanese companies, particularly in Japanese banks.

Throughout, we used active management strategies to seek companies considered, based on our analysis, to be of blue chip quality. We sought companies with solid balance sheets, low cost/income ratios, foreseeable earnings momentum, high restructuring potential and comparatively low risk.

INVESTMENT ENVIRONMENT
Overall, the semi-annual period was a challenging one for the global Financial Services sector. The global Financial Services sector could not escape the general downturn in international equities nor the significant volatility in the world equity markets overall, including that of the major stock indices of the US.

As was much of the equities market, the global Financial Services sector, too, was impacted by the aftermath of the September 11th terrorist attacks on the US. Along with airlines, the insurance industry was one of the hardest hit industries of all. Also challenging the Financial Services sector were the still-slow global economy, several corporate profit warnings, bad loans, concerns about credit quality and derivative trading, Latin American troubles (particularly the economic crisis in Argentina), and what has come to be known as 'Enronitis,' wherein fears regarding other companies' accounting irregularities and the unwinding of pension fund holdings impact investor sentiment.

The situation in Japan remained virtually unchanged, with none of the structural problems in Japan addressed yet. Its Banking sector continued to suffer from its long-standing problems with non-performing loans, exacerbated by each downturn in economic activity. Japanese banks are still in the process of writing off bad loans and continue to own cross shareholdings in each other. (Cross shareholding is a traditional practice under which companies hold each other's shares through a subsidiary, affiliated company and/or business partner.) In our view, for the Japanese economy as well as its equity market to show a sustainable upturn, we need to see a number of reforms from the Japanese government that address the structural problems of cross shareholdings, problem loans and pension underfunding.

On the other hand, there were factors that positively impacted the performance of the global Financial Services sector. Premium increases in the insurance industry, especially after September 11th, hurt the individual policyholder but boosted select insurance company profits. An environment of low inflation, ongoing interest rate cuts by the Federal Reserve Board in the US and by several central banks around the world, including the European Central Bank and the Bank of England, and increasing anticipation for a global economic recovery in the second half of 2002 all supported the Financial Services sector.

---------------------------------------------------------
Ten Largest Stock Holdings
As of February 28, 2002
(percentages are based on total net assets of the Fund)
-------------------------------------------------------
HBOS PLC ...................................... 6.45%
BNP Paribas SA ................................  4.97
Citigroup, Inc. ...............................  4.64
American International Group, Inc. ............  4.55
Fannie Mae ....................................  4.49
Credit Suisse Group ...........................  4.25
ING Groep NV ..................................  3.90
UBS AG ........................................  3.84
Royal Bank of Scotland Group PLC ..............  3.79
Muenchener Rueckversicherungs-Gesellschaft AG .  3.75
---------------------------------------------------------

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
LETTERS TO SHAREHOLDERS

LOOKING AHEAD
We believe the outlook for the Financial Services sector is heavily dependent on the strength and timing of the global economic recovery, on credit quality issues and on the hope that events like Enron will not occur again. An economic background of low interest rates, better than anticipated Gross Domestic Product
(GDP) growth and fewer negative corporate earnings revisions should have a positive effect on both banking and insurance company stocks, particularly in the US and Europe.

The Fund is scheduled to be closed in the first half of 2002. We thank you for your interest in this sector fund and look forward to serving your investment needs through our broad range of specialized mutual funds for many years ahead.

Sincerely,

/S/ KLAUS KALDEMORGEN


/S/ THOMAS KORFGEN

Klaus Kaldemorgen and Thomas Korfgen
on behalf of the Portfolio Management Teams
February 28, 2002

--------------------------------------------------------------------------------

Global Financial Services Fund
--------------------------------------------------------------------------------
Performance Comparison(1)

[GRAPHIC OMITTED]

GLOBAL FINANCIAL SERVICES FUND-CLASS A SHARES, MSCI WORLD INDEX, MSCI WORLD FINANCIALS INDEX AND LIPPER FINANCIAL SERVICES FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

3/30/01  10000    10000    10000    10000
4/30/01  11130    10408    10734    10321
5/31/01  10680    10341    10584    10745
6/30/01  10560    10256    10264    10821
7/31/01  10280    10039    10127    10696
8/31/01  10470    9940     9639     10264
9/30/01  9620     8878     8788     9606
10/31/01 9700     8879     8956     9423
11/30/01 9940     9326     9485     9998
12/31/01 10036    9435     9543     10274
1/31/02  9698     9106     9253     10175
2/28/02  9400     8949     9172     10139

                                                                    CUMULATIVE
                                                                 TOTAL RETURNS
   Periods Ended                                                         Since
   February 28, 2002                          6 Months             Inception(2)
--------------------------------------------------------------------------------
 Global Financial Services Fund
   Class A Shares                              (10.22)%                  (6.00)%
   Class B Shares                              (10.55)%                  (6.71)%
   Class C Shares                              (10.55)%                  (6.71)%
--------------------------------------------------------------------------------
   MSCI World Index(3)                          (4.85)%                  (8.28)%
--------------------------------------------------------------------------------
   MSCI World Financials Index(4)               (9.97)%                 (10.51)%
--------------------------------------------------------------------------------
   Lipper Financial Services Funds Average(5)   (1.31)%                    1.39%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE FUND'S CUMULATIVE TOTAL RETURNS AS OF FEBRUARY 28, 2002, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--SINCE INCEPTION (11.17)%; CLASS B SHARES--SINCE INCEPTION (11.37)%; CLASS C SHARES--SINCE INCEPTION (7.64)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) The Fund's inception dates are: Class A Shares: March 30, 2001, Class B
    Shares: March 30, 2001, Class C Shares: March 30, 2001. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning March 31, 2001.
(3) The MSCI World Index is an unmanaged index of over 1,500 stocks traded in approximately 23 developed world markets. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(4) The MSCI World Financials Index is an unmanaged index representing the Financials sector of the MSCI World Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(5) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
LETTERS TO SHAREHOLDERS

GLOBAL TECHNOLOGY FUND

FUND PERFORMANCE
For the semi-annual period, the Global Technology Fund underperformed its benchmark, the MSCI World Information Technology Index. The Fund's Class A Shares produced a return of -9.74% (excluding sales charges) for the six months ended February 28, 2002, as compared to -3.44% for the MSCI World Information Technology Index. The Fund's Class B and Class C Shares each produced returns of -10.00% (excluding sales charges) for the six-month period. The Lipper Sciences & Technology Funds Average returned -11.04% for the same period. It should be noted that the Lipper Science & Technology Funds Average does not reflect the entirety of the Fund's investment universe, since the Average primarily measures mutual funds investing in the US only, whereas the Fund invests in technology companies in the US and abroad.

The Global Technology Fund seeks to maximize total return by investing in equity securities of technology companies of any size, located in the US and abroad, with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner. The Fund invests primarily in developed countries, but may also invest in emerging market countries. Technology companies are companies involved in the development, research and production, distribution and sales of technology products and services. These may include computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and capital equipment, media and information services, Internet, pharmaceuticals, biomedical and medical technology and other technology-related industries.

We prudently increased the Fund's cash position up to its maximum level of 15% in the weeks following the tragic events of September 11th. During the subsequent Technology sector rally, we reinvested the cash. However, the Fund still underperformed, as the magnitude of the Technology sector rally was underestimated in light of the further delay in the anticipated rebound in corporate earnings growth after these tragic events.

On an industry basis, the Fund was overweight semiconductors and underweight communications equipment. While the overweighting in semiconductors helped Fund performance, the positioning in communications equipment negatively impacted Fund performance, as this industry rallied strongly during the fourth calendar quarter, despite negative fundamentals like continuing capital expenditure cuts. We took a rather defensive stance in the Fund during the last months of 2001 through the end of the semi-annual period. Throughout, the Fund was primarily invested in Technology companies headquartered or with primary operations in Europe, Japan and the United States.

INVESTMENT ENVIRONMENT
Following a weak third calendar quarter, the global Technology sector, like the broader equity markets, dropped precipitously when the US stock exchanges re-opened following the September 11th terrorist attacks. For example, the Technology-heavy NASDAQ Composite Index lost almost 20% within the first two weeks the US markets were open. The global Technology sector was down 17.19% for the month of September, as measured by the MSCI World Information Technology Index. However, from the end of September through the fourth quarter of 2001, the Technology sector rallied back strongly, exceeding its September 11th price levels within six weeks. Telecommunications equipment and semiconductors were particularly strong segments of the sector. In December, the Technology sector basically moved sideways, as valuations were stretched and investors were waiting for more definitive indicators of an economic and corporate earnings recovery. Technology stocks began to retreat in the New Year, however, as valuations continued to appear stretched and the expected upside earnings guidance did not yet materialize. Over the first two months of 2002, the global Technology sector was down 11.84%, as measured by the MSCI World Information Technology Index.

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
LETTERS TO SHAREHOLDERS

-------------------------------------------------------
Ten Largest Stock Holdings
As of February 28, 2002
(percentages are based on total net assets of the Fund)
-------------------------------------------------------
Intel Corp. ................................. 11.34%
Microsoft Corp. .............................   8.69
IBM Corp. ...................................   7.31
Oracle Corp. ................................   4.95
Dell Computer Corp. .........................   4.29
Nokia OYJ ...................................   4.22
Cisco Systems, Inc. .........................   3.19
Micron Technology ...........................   3.19
Ericsson LM-B ...............................   3.18
First Data Corp. ............................   3.04
-------------------------------------------------------

LOOKING AHEAD
The Fund is scheduled to be closed in the first half of 2002. We thank you for your interest in this sector fund and look forward to serving your investment needs through our broad range of specialized mutual funds for many years ahead.

Sincerely,

/S/ KLAUS KALDEMORGEN

/S/ FREDERICK FAYOLLE

/S/ WALTER HOLICK

/S/ RALF OBERBANNSCHEIDT

Klaus Kaldemorgen, Frederick Fayolle, Walter Holick and Ralf Oberbannscheidt on behalf of the Portfolio Management Teams
February 28, 2002

--------------------------------------------------------------------------------

Global Technology Fund
--------------------------------------------------------------------------------
Performance Comparison(1)

[GRAPHIC OMITTED]

GLOBAL TECHNOLOGY FUND-CLASS A SHARES, MSCI WORLD INDEX, MSCI WORLD INFORMATION TECHNOLOGY INDEX AND LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

3/30/01     10000   10000      10000    10000
4/30/01     12060   11713      10734    11959
5/31/01     11410   11047      10584    11456
6/30/01     11060   10771      10264    11313
7/31/01     10060   10109      10127    10230
8/31/01      8730    8816       9639     8885
9/30/01      7200    7301       8788     6905
10/31/01     8180    8470       8956     8019
11/30/01     9140    9850       9485     9271
12/31/01     8970    9656       9543     9370
1/31/02      8910    9563       9253     9209
2/28/02      7880    8513       9172     7933

                                                                    CUMULATIVE
                                                                 TOTAL RETURNS
   Periods Ended                                                         Since
   February 28, 2002                              6 Months         Inception(2)
--------------------------------------------------------------------------------
 Global Technology Fund
   Class A Shares                                   (9.74)%             (21.20)%
   Class B Shares                                  (10.00)%             (21.70)%
   Class C Shares                                  (10.00)%             (21.70)%
--------------------------------------------------------------------------------
   MSCI World Index(3)                              (4.85)%              (8.28)%
--------------------------------------------------------------------------------
   MSCI World Information Technology Index(4)       (3.44)%             (14.87)%
--------------------------------------------------------------------------------
   Lipper Science and Technology Funds Average(5)  (11.04)%             (20.67)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S CUMULATIVE TOTAL RETURNS AS OF FEBRUARY 28, 2002, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--SINCE INCEPTION (25.53)%; CLASS B SHARES--SINCE INCEPTION (25.62)%; CLASS C SHARES--SINCE INCEPTION (22.48)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) The Fund's inception dates are: Class A Shares: March 30, 2001, Class B
    Shares: March 30, 2001, Class C Shares: March 30, 2001. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning March 31, 2001.
(3) The MSCI World Index is an unmanaged index of over 1,500 stocks traded in approximately 23 developed world markets. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(4) The MSCI World Information Technology Index is an unmanaged index representing the Information Technology sector of the MSCI World Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(5) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letters included in this report contain statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for each Fund's Class A Shares and the contingent deferred sales charge applicable to each of the specified time periods for the Class B and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.

                                                     CUMULATIVE TOTAL RETURNS(1)
   Period Ended                                                            Since
   February 28, 2002                                                Inception(2)
--------------------------------------------------------------------------------
 Global Financial Services Fund
   Class A Shares                                                       (11.17)%
   Class B Shares                                                       (11.37)%
   Class C Shares                                                        (7.64)%
--------------------------------------------------------------------------------
 Global Technology Fund
   Class A Shares                                                       (25.53)%
   Class B Shares                                                       (25.62)%
   Class C Shares                                                       (22.48)%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) The Fund's inception dates are: Class A Shares: March 30, 2001, Class B
    Shares: March 30, 2001, Class C Shares: March 30, 2001.
--------------------------------------------------------------------------------

Global Financial Services Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS February 28, 2002 (Unaudited)

     SHARES   SECURITY                                                     VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--94.47%
              BELGIUM--0.68%
      1,500   Fortis NV(1)........................................... $   33,280
                                                                      ----------
              FRANCE--7.26%
      6,000   Axa(1) ................................................    111,841
      5,000   Banque Nationale de Paris(1) ..........................    242,410
                                                                      ----------
                                                                         354,251
                                                                      ----------
              GERMANY--9.89%
        600   Allianz AG(1) .........................................    134,314
     10,000   Commerzbank AG(1) .....................................    165,210
        750   Muenchener Rueckversicherungs-
               Gesellschaft AG(1) ...................................    182,618
                                                                      ----------
                                                                         482,142
                                                                      ----------
              ITALY--6.54%
      4,000   Assicurazioni Generali SPA(1) .........................     99,057
     15,000   Mediobanca SPA ........................................    161,405
     15,000   Unicredito Italiano SPA(1) ............................     58,386
                                                                      ----------
                                                                         318,848
                                                                      ----------
              NETHERLANDS--4.35%
      1,012   Aegon NV(1) ...........................................     22,024
      8,000   ING Groep NV(1) .......................................    190,226
                                                                      ----------
                                                                         212,250
                                                                      ----------
              SPAIN--4.82%
     10,000   Banco Bilbao Vizcaya Argentaria SA ....................    115,388
     15,000   Banco Santander Central Hispano SA ....................    119,626
                                                                      ----------
                                                                         235,014
                                                                      ----------
              SWITZERLAND--11.71%
      6,000   Credit Suisse Group(1) ................................    207,347
      1,100   Swiss Reinsurance .....................................     98,906
      4,050   UBS AG(1) .............................................    187,365
        400   Zurich Financial Services Group(1) ....................     77,330
                                                                      ----------
                                                                         570,948
                                                                      ----------
              UNITED KINGDOM--16.21%
     30,000   HBOS PLC ..............................................    314,423
      1,000   HSBC Holdings(1) ......................................     10,955
     19,000   Legal & General Group PLC .............................     40,311
     10,000   Lloyds TSB Group PLC(1) ...............................     96,321
      5,000   Prudential PLC ........................................     46,216
      7,546   Royal Bank Of Scotland Group PLC(1) ...................    184,858
     10,000   Standard Chartered PLC(1) .............................     97,735
                                                                      ----------
                                                                         790,819
                                                                      ----------
              UNITED STATES--33.01%
      1,500   Aflac, Inc. ........................................... $   38,550
      5,000   American Express Co. ..................................    182,250
      3,000   American International Group, Inc. ....................    221,910
      1,000   Bank of America Corp. .................................     63,950
      5,000   Citigroup, Inc. .......................................    226,250
      2,800   Fannie Mae ............................................    219,100
      1,000   FleetBoston Financial Corp. ...........................     33,380
        700   Freddie Mac ...........................................     44,618
        500   Golden West Financial Corp.-Delaware ..................     31,875
      1,500   John Hancock Financial Services, Inc. .................     57,615
      1,000   Lincoln National Corp. ................................     51,210
      2,000   Merrill Lynch & Co., Inc. .............................     95,900
      2,000   Morgan Stanley Dean Witter & Co. ......................     98,240
      3,200   Washington Mutual, Inc. ...............................    104,096
      3,000   Wells Fargo & Co. .....................................    140,700
                                                                      ----------
                                                                       1,609,644
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $4,949,849) ................................................  4,607,196
                                                                      ----------
TOTAL INVESTMENTS
   (Cost $4,949,849) .................................  94.47%        $4,607,196
OTHER ASSETS IN EXCESS
   OF LIABILITIEs ....................................   5.53            269,528
                                                       ------         ----------
NET ASSETS ........................................... 100.00%        $4,876,724
                                                       ======         ==========

--------------------------------------------------------------------------------
(1) Non-income producing security.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Sector as of February 28, 2002
 (percentages are based on market value of total investments in the Fund)
-------------------------------------------------------------------------
   Banks .....................................   50.67%
   Insurance .................................   25.68
   Diversified Financials ....................   23.65
                                                ------
                                                100.00%
                                                ======
--------------------------------------------------------------------------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS February 28, 2002 (Unaudited)

     SHARES   SECURITY                                                     VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--89.22%
              CANADA--1.23%
      1,500   Celestica, Inc.(1) ...................................  $   49,350
                                                                      ----------
              FINLAND--4.22%
      8,000   Nokia OYJ(1) .........................................     170,020
                                                                      ----------
              GERMANY--0.59%
      2,000   Lambda Physik AG(1) ..................................      23,700
                                                                      ----------
              ISRAEL--1.04%
      1,500   Check Point Software Technology(1) ...................      41,880
                                                                      ----------
              JAPAN--6.58%
      2,000   Canon, Inc. ..........................................      70,092
     10,000   Hitachi Ltd.(1) ......................................      63,665
        600   Rohm Company, Ltd.(1) ................................      86,755
     12,000   Toshiba Corp.(1) .....................................      44,386
                                                                      ----------
                                                                         264,898
                                                                      ----------
              SWEDEN--3.18%
     30,000   Ericsson AB-B(1) .....................................     127,869
                                                                      ----------
              SWITZERLAND--2.94%
      4,000   STMicroelectronics N.V.(1) ...........................     118,571
                                                                      ----------
              UNITED KINGDOM--2.10%
      3,000   Amdocs Ltd.(1) .......................................      84,750
                                                                      ----------
              UNITED STATES--67.34%
      2,000   Affiliated Computer Services, Inc.--
               Class A(1) ..........................................      97,820
      9,000   Cisco Systems, Inc.(1) ...............................     128,430
      3,000   Citrix Systems, Inc.(1) ..............................      45,510
     10,000   Compaq Computer  Corp. ...............................     101,400
      2,000   Comverse Technology, Inc.(1) .........................      31,300
      7,000   Dell Computer Corp.(1) ...............................     172,830
      2,000   Electronic Data Systems Corp. ........................     118,060
      4,000   EMC Corp.(1) .........................................      43,600
      1,500   First Data Corp.(1) ..................................     122,280
      2,000   Flextronics International Ltd.(1) ....................      28,680
      6,000   Hewlett-Packard Co. ..................................     120,720
      3,000   IBM Corp. ............................................     294,360
     16,000   Intel Corp. ..........................................     456,800
      4,000   Micron Technology, Inc.(1) ...........................  $  128,600
      6,000   Microsoft Corp.(1) ...................................     350,040
      2,000   Motorola, Inc. .......................................      26,000
      3,000   Network Appliance, Inc.(1) ...........................      47,970
     12,000   Oracle Corp.(1) ......................................     199,440
      1,500   Peoplesoft, Inc.(1) ..................................      43,605
      2,000   Qualcomm, Inc.(1) ....................................      66,500
      3,000   Texas Instruments, Inc. ..............................      88,050
                                                                      ----------
                                                                       2,711,995
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $3,805,589) ...............................................   3,593,033
                                                                      ----------
TOTAL INVESTMENTS
   (Cost $3,805,589) .................................  89.22%        $3,593,033
OTHER ASSETS IN
   EXCESS OF LIABILITIES .............................  10.78            434,262
                                                       ------         ----------
NET ASSETS ........................................... 100.00%        $4,027,295
                                                       ======         ==========

--------------------------------------------------------------------------------
(1) Non-income producing security.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Sector as of February 28, 2002
 (percentages are based on market value of total investments in the Fund)
 ------------------------------------------------------------------------
   Semiconductor Equipment & Products .........  24.65%
   Computers & Peripherals ....................  23.15
   Software ...................................  17.91
   Communications Equipment ...................  15.43
   IT Consulting & Services ...................   6.06
   Commercial Services & Supplies .............   5.02
   Electronic Equipment & Instruments .........   4.64
   Office Electronics .........................   1.97
   Internet Software & Services ...............   1.17
                                                ------
                                                100.00%
                                                ======
--------------------------------------------------------------------------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                                                FEBRUARY 28, 2002

                                                                    GLOBAL FINANCIAL                       GLOBAL
                                                                       SERVICES FUND              TECHNOLOGY FUND
                                                                    ----------------              ---------------
ASSETS
   Investments, at value(1) ............................................  $4,607,196                   $3,593,033
   Cash ................................................................     298,079                      469,789
   Dividend and interest receivable ....................................       8,643                        1,454
   Receivable for foreign taxes withheld ...............................       2,856                           --
   Due from advisor ....................................................       8,321                        8,907
   Prepaid expenses and other ..........................................      17,902                       17,055
                                                                          ----------                   ----------
Total assets ...........................................................   4,942,997                    4,090,238
                                                                          ----------                   ----------
LIABILITIES
   Accounting fees payable .............................................       1,918                        1,918
   Custody fees payable ................................................      21,485                       19,254
   Distribution fees payable ...........................................       1,174                        1,014
   Transfer agent fees payable .........................................      15,257                       14,933
   Accrued expenses and other ..........................................      26,439                       25,824
                                                                          ----------                   ----------
Total liabilities ......................................................      66,273                       62,943
                                                                          ----------                   ----------
NET ASSETS .............................................................  $4,876,724                   $4,027,295
                                                                          ==========                   ==========
COMPOSITION OF NET ASSETS
   Paid-in capital .....................................................   5,329,670                    5,058,652
   Expenses in excess of net investment income .........................      (3,788)                     (27,216)
   Accumulated net realized loss from investment
     and foreign currency transactions .................................    (106,524)                    (791,580)
   Net unrealized depreciation on investments
      and foreign currencies ...........................................    (342,634)                    (212,561)
                                                                          ----------                   ----------
NET ASSETS .............................................................  $4,876,724                   $4,027,295
                                                                          ==========                   ==========
NET ASSET VALUE PER SHARE
   Class A Shares(2) ...................................................  $     9.16                   $     7.88
                                                                          ==========                   ==========
   Class B Shares(3) ...................................................  $     9.09                   $     7.83
                                                                          ==========                   ==========
   Class C Shares(4) ...................................................  $     9.09                   $     7.83
                                                                          ==========                   ==========
-----------------------------------------------------------------------------------------------------------------

(1) Cost of $4,949,849 and $3,805,589 for Global Financial Services Fund and Global Technology Fund, respectively.
(2) Net asset value and redemption price per share (based on net assets of $4,271,673 and $3,580,955 and 466,530 and
    454,418 shares outstanding for Global Financial Services Fund and Global Technology Fund, respectively). Maximum offering price per share was $9.69 ($9.16 (DIVIDE) 0.945) and $8.34 ($7.88 (DIVIDE) 0.945) for Global Financial
    Services Fund and Global Technology Fund, respectively. Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
(3) Net asset value and offering price per share (based on net assets of $250,189 and $228,401 and 27,517 and 29,183 shares outstanding for Global Financial Services Fund and Global Technology Fund, respectively). Redemption value is $8.64 and $7.44 for Global Financial Services Fund and Global Technology Fund, respectively, following a 5.00%
    maximum contingent deferred sales charge.
(4) Net asset value and offering price per share (based on net assets of $354,862 and $217,939 and 39,032 and 27,848 shares outstanding for Global Financial Services Fund and Global Technology Fund, respectively). Redemption value is $9.00 and $7.75 for Global Financial Services Fund and Global Technology Fund, respectively, following a 1.00%
    maximum contingent deferred charge.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                               FEBRUARY 28, 2002

                                                                    GLOBAL FINANCIAL                       GLOBAL
                                                                       SERVICES FUND              TECHNOLOGY FUND
                                                                    ----------------              ---------------
INVESTMENT INCOME
   Dividends ...........................................................   $  30,364                    $   4,659
   Interest ............................................................       5,268                        2,519
   Less:foreign taxes withheld .........................................      (1,719)                        (114)
                                                                           ---------                    ---------
Total income ...........................................................      33,913                        7,064
                                                                           ---------                    ---------
EXPENSES
   Investment advisory fee .............................................      18,956                       18,423
   Custody fees ........................................................      37,300                       35,811
   Transfer agent fees .................................................      25,622                       25,989
   Professional fees ...................................................      25,510                       25,202
   Registration fees ...................................................      16,179                       16,170
   Accounting fees .....................................................      12,397                       12,397
   Printing and shareholder reports ....................................       8,890                        8,910
   Distribution fees:
     Class A Shares ....................................................       5,544                        4,829
     Class B Shares ....................................................         969                          893
     Class C Shares ....................................................       1,353                          876
   Administration and service fees .....................................       4,565                        3,841
   Directors' fees .....................................................          97                           94
   Miscellaneous .......................................................       2,329                        1,605
                                                                           ---------                    ---------
Total expenses .........................................................     159,711                      155,040
Less: fee waivers and/or expense reimbursements ........................    (122,010)                    (120,760)
                                                                           ---------                    ---------
Net expenses ...........................................................      37,701                       34,280
                                                                           ---------                    ---------
EXPENSES IN EXCESS OF INCOME ...........................................      (3,788)                     (27,216)
                                                                           ---------                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ...........................................     (93,181)                    (665,604)
     Foreign currency transactions .....................................      15,046                       (1,084)
     Forward foreign currency transactions .............................     (27,732)                      (2,354)
Net change in unrealized appreciation/depreciation on
   investments and foreign currencies ..................................    (440,071)                     256,526
                                                                           ---------                    ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCIES ..............................................    (545,938)                    (412,516)
                                                                           ---------                    ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .............................   $(549,726)                   $(439,732)
                                                                           =========                    =========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Global Sector Funds
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                                       FOR THE SIX            FOR THE PERIOD
                                                                      MONTHS ENDED         MARCH 30, 2001(2)
                                                              FEBRUARY 28, 2002(1)   THROUGH AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------

                                                                                            GLOBAL FINANCIAL
                                                                                               SERVICES FUND
                                                                                            ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment (expenses in excess) of income ...................  $    (3,788)                $   15,358
   Net realized gain (loss) from investment and
     foreign currency transactions .................................     (105,867)                   112,970
   Advisor reimbursement(3) ........................................           --                      6,829
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies .........................     (440,071)                    97,437
                                                                       ----------                 ----------
Net increase (decrease) in net assets from operations ..............     (549,726)                   232,594
                                                                       ----------                 ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains
     Class A Shares ................................................     (118,905)                        --
     Class B Shares ................................................       (6,996)                        --
     Class C Shares ................................................       (9,913)                        --
                                                                       ----------                 ----------
Total distributions ................................................     (135,814)                        --
                                                                       ----------                 ----------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares ................................       97,679                  5,153,576
   Net dividend reinvestments ......................................       96,814                         --
   Net cost of shares redeemed .....................................      (18,399)                        --
                                                                       ----------                 ----------
Net increase in net assets from capital
   share transactions ..............................................      176,094                  5,153,576
                                                                       ----------                 ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................     (509,446)                 5,386,170
NET ASSETS
   Beginning of period .............................................    5,386,170                         --
                                                                       ----------                 ----------
   End of period (including expenses in excess of
     income of $(3,788) and $0 for Global Financial
     Services Fund and $(27,216) and $0 for
     Global Technology Fund, respectively) .........................   $4,876,724                 $5,386,170
                                                                       ==========                 ==========

-------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) See Note 8.

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
         For the Six                 For the Period
        Months Ended              March 30, 2001(2)
February 28, 2002(1)        through August 31, 2001
---------------------------------------------------
                                           GLOBAL
                                  TECHNOLOGY FUND
                                  ---------------


   $   (27,216)                        $ (24,852)

      (669,042)                         (144,451)
            --                                --

       256,526                          (469,087)
    ----------                        ----------
      (439,732)                         (638,390)
    ----------                        ----------


            --                                --
            --                                --
            --                                --
    ----------                        ----------
            --                                --
    ----------                        ----------

       187,443                         5,011,185
            --                                --
       (93,211)                               --
    ----------                        ----------

        94,232                         5,011,185
    ----------                        ----------
      (345,500)                        4,372,795

     4,372,795                                --
    ----------                        ----------


    $4,027,295                        $4,372,795
    ==========                        ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL FINANCIAL SERVICES FUND--                                     FOR THE SIX                    FOR THE PERIOD
 CLASS A SHARES                                                      MONTHS ENDED                 MARCH 30, 2001(2)
                                                             FEBRUARY 28, 2002(1)           THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....................................  $10.47                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income .........................   (0.00)(3)                         0.03
   Reimbursement from advisor(4) .........................................      --                             0.01
   Net realized and unrealized gain (loss) on investments
     and foreign currencies ..............................................   (1.05)                            0.43
                                                                            ------                           ------
Total from investment operations .........................................   (1.05)                            0.47
                                                                            ------                           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains ....................................................   (0.26)                              --
                                                                            ------                           ------
Total distributions ......................................................   (0.26)                              --
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD ...........................................  $ 9.16                           $10.47
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(5) ...............................................  (10.22)%                           4.70%(6)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..............................  $4,272                           $4,765
   Ratios to average net assets:
     Net investment (expenses in excess of) income .......................   (0.06)%(7)                        0.77%(7)
     Expenses after waivers and/or reimbursements ........................    1.40%(7)                         1.40%(7)
     Expenses before waivers and/or reimbursements .......................    6.24%(7)                         6.89%(7)
   Portfolio turnover rate ...............................................      41%                             135%

--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Represents less than $0.01.
(4) See Note 8.
(5) Total return excludes the effect of sales charges.
(6) The advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have resulted in a total return of 4.60%.
(7) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL FINANCIAL SERVICES FUND--                                     FOR THE SIX                    FOR THE PERIOD
 CLASS B SHARES                                                      MONTHS ENDED                 MARCH 30, 2001(2)
                                                             FEBRUARY 28, 2002(1)           THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....................................  $10.44                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income .........................   (0.04)                             0.00(3)
   Reimbursement from advisor(4) .........................................      --                              0.01
   Net realized and unrealized gain (loss) on investments
     and foreign currencies ..............................................   (1.05)                            0.43
                                                                            ------                           ------
Total from investment operations .........................................   (1.09)                            0.44
                                                                            ------                           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains ....................................................   (0.26)                              --
                                                                            ------                           ------
Total distributions ......................................................   (0.26)                              --
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD ...........................................  $ 9.09                           $10.44
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(5) ...............................................  (10.55)%                           4.40%(6)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..............................    $250                             $267
   Ratios to average net assets:
     Net investment (expenses in excess of) income .......................   (0.81)%(7)                        0.03%(7)
     Expenses after waivers and/or reimbursements ........................    2.15%(7)                         2.15%(7)
     Expenses before waivers and/or reimbursements .......................    6.99%(7)                         7.64%(7)
   Portfolio turnover rate ...............................................      41%                             135%

--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Represents less than $0.01.
(4) See Note 8.
(5) Total return excludes the effect of sales charges.
(6) The advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have resulted in a total return of 4.30%.
(7) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL FINANCIAL SERVICES FUND--                                     FOR THE SIX                    FOR THE PERIOD
 CLASS C SHARES                                                      MONTHS ENDED                 MARCH 30, 2001(2)
                                                             FEBRUARY 28, 2002(1)           THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....................................  $10.44                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ..........................................   (0.04)                           (0.00)(3)
   Reimbursement from advisor(4) .........................................      --                             0.01
   Net realized and unrealized gain (loss) on investments and
     foreign currencies ..................................................   (1.05)                            0.43
                                                                            ------                           ------
Total from investment operations .........................................   (1.09)                            0.44
                                                                            ------                           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains ....................................................   (0.26)                              --
                                                                            ------                           ------
Total distributions ......................................................   (0.26)                              --
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD ...........................................  $ 9.09                           $10.44
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(5) ...............................................  (10.55)%                           4.40%(6)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..............................    $355                             $354
   Ratios to average net assets:
     Expenses in excess of income ........................................   (0.81)%(7)                       (0.03)%(7)
     Expenses after waivers and/or reimbursements ........................    2.15%(7)                         2.15%(7)
     Expenses before waivers and/or reimbursements .......................    6.99%(7)                         7.64%(7)
   Portfolio turnover rate ...............................................      41%                             135%

--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Represents less than $0.01.
(4) See Note 8.
(5) Total return excludes the effect of sales charges.
(6) The advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have resulted in a total return of 4.30%.
(7) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL TECHNOLOGY FUND--                                             FOR THE SIX                    FOR THE PERIOD
 CLASS A SHARES                                                      MONTHS ENDED                 MARCH 30, 2001(2)
                                                             FEBRUARY 28, 2002(1)           THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 8.73                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .........................................    (0.05)                           (0.05)
   Net realized and unrealized loss on investments and
     foreign currencies .................................................    (0.80)                           (1.22)
                                                                            ------                           ------
Total from investment operations ........................................    (0.85)                           (1.27)
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 7.88                           $ 8.73
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(3) ..............................................    (9.74)%                         (12.70)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .............................   $3,581                           $3,937
   Ratios to average net assets:
     Expenses in excess of income .......................................    (1.18)%(4)                       (1.03)%(4)
     Expenses after waivers and/or reimbursements .......................     1.50%(4)                         1.50%(4)
     Expenses before waivers and/or reimbursements ......................     7.08%(4)                         6.82%(4)
   Portfolio turnover rate ..............................................       85%                              77%

--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charges.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL TECHNOLOGY FUND--                                             FOR THE SIX                    FOR THE PERIOD
 CLASS B SHARES                                                      MONTHS ENDED                 MARCH 30, 2001(2)
                                                             FEBRUARY 28, 2002(1)           THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................................    $ 8.70                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ........................................     (0.08)                           (0.08)
   Net realized and unrealized loss on investments and
     foreign currencies ................................................     (0.79)                           (1.22)
                                                                            ------                           ------
Total from investment operations .......................................     (0.87)                           (1.30)
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD .........................................    $ 7.83                           $ 8.70
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(3) .............................................    (10.00)%                         (13.00)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ............................      $228                             $218
   Ratios to average net assets:
     Expenses in excess of income ......................................     (1.93)%(4)                       (1.78)%(4)
     Expenses after waivers and/or reimbursements ......................      2.25%(4)                         2.25%(4)
     Expenses before waivers and/or reimbursements .....................      7.83%(4)                         7.57%(4)
   Portfolio turnover rate .............................................        85%                              77%
--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charges.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL TECHNOLOGY FUND--                                              FOR THE SIX                   FOR THE PERIOD
 CLASS C SHARES                                                       MONTHS ENDED                MARCH 30, 2001(2)
                                                              FEBRUARY 28, 2002(1)          THROUGH AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 8.70                           $10.00
                                                                            ------                           ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .........................................    (0.08)                           (0.08)
   Net realized and unrealized loss on investments and
     foreign currencies .................................................    (0.79)                           (1.22)
                                                                            ------                           ------
Total from investment operations ........................................    (0.87)                           (1.30)
                                                                            ------                           ------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 7.83                           $ 8.70
                                                                            ======                           ======
TOTAL INVESTMENT RETURN(3) ..............................................   (10.00)%                         (13.00)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .............................     $218                             $218
   Ratios to average net assets:
     Expenses in excess of income .......................................    (1.93)%(4)                       (1.78)%(4)
     Expenses after waivers and/or reimbursements .......................     2.25%(4)                         2.25%(4)
     Expenses before waivers and/or reimbursements ......................     7.83%(4)                         7.57%(4)
   Portfolio turnover rate ..............................................       85%                              77%
--------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charges.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

Deutsche Investors Funds, Inc. (the 'Company') (formerly Flag Investors Funds, Inc.) is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Company is organized as a corporation under the laws of the state of Maryland. The Global Financial Services Fund and Global Technology Fund are series of the Company.

Each Fund has three classes of shares. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Fund is as follows: The Global Financial Services Fund seeks to maximize total return by investing primarily in equity securities of financial services companies. The Global Technology Fund seeks to maximize total return by investing in equity securities of technology companies. Details concerning the Funds' investment objectives and policies and the risk factors associated with each Fund's investments are described in their Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
Each Fund values their investments at market value.

When valuing listed equity securities, each Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, each Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, each Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, each Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. After consideration of various factors, the Funds may value the securities at their last reported price or at fair value. On February 28, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
Each Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. Each Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is each Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. CASH
Cash includes deposits held at each Fund's custodian in a variable rate account at the applicable interest rate.

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

G. REPURCHASE AGREEMENTS
Each Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

H. FOREIGN CURRENCY TRANSLATION
Each Fund maintains its accounting records in US dollars. The Funds determine the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Funds use the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Funds use the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on each Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Funds do not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

I. FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may use forward foreign currency contracts to manage foreign exchange rate risk. Each Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Funds determine the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

J. FUTURES CONTRACTS
Each Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, a Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

When a Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.
--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

K. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Funds. Each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates:

                                Global                Global
                    Financial Services            Technology
                                  Fund                  Fund
                    ------------------            ----------
First $250 million               0.75%                 0.85%
Next $250 million                0.70%                 0.80%
Over $500 million                0.65%                 0.75%

DWS International Portfolio Management GmbH is the Sub-Advisor for each of the Funds. The Sub-Advisor is also an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is paid by the Advisor.

ICCC is the Administrator for each of the Funds. Each Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.15%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of each Fund through December 31, 2002, to the extent necessary, to limit all expenses to the following percentages of the average daily net assets of each Fund:

Fund                    Class A      Class B    Class C
--------                -------      -------    -------
Global Financial
  Services Fund           1.40%        2.15%      2.15%
Global Technology
  Fund                    1.50%        2.25%      2.25%

ICCC is the transfer agent for each of the Funds. Each Fund pays the transfer agent a per account fee which is calculated daily and paid monthly.

Certain officers and directors of the Funds are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Distributor for each of the Funds. The Funds each pay the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Funds also pay the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares of each Fund which is calculated daily and paid monthly at the annual rate of 0.25%.

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 4--CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue up to 15 million shares of $.001 par value capital stock (6 million Class A Shares, 3 million Class B Shares, 1 million Class C Shares and 5 million Institutional Class Shares). Transactions in capital shares were as follows:

                                                                                                    Global Financial Services Fund
               -------------------------------------------------------------------------------------------------------------------
                                                       Class A                                                             Class B
               -----------------------------------------------                    ------------------------------------------------
                            For the             For the Period                                 For the              For the Period
                   Six Months Ended  March 30, 2001(2) through                        Six Months Ended   March 30, 2001(2) through
               February 28, 2002(1)            August 31, 2001                    February 28, 2002(1)             August 31, 2001
               --------------------  -------------------------                    --------------------   -------------------------
               Shares        Amount      Shares         Amount                      Shares      Amount        Shares        Amount
               ------        ------      ------         ------                      ------      ------        ------        ------
Sold            4,821      $ 47,333     455,161     $4,554,669      Sold             1,459     $12,558        25,547      $255,858
Reinvested      8,448        83,805          --             --      Reinvested         511       5,046            --            --
Redeemed       (1,900)      (18,399)         --             --      Redeemed            --          --            --            --
               ------      --------     -------     ----------                       -----     -------        ------      --------
Net increase   11,369      $112,739     455,161     $4,554,669      Net increase     1,970     $17,604        25,547      $255,858
               ======      ========     =======     ==========                       =====     =======        ======      ========

                                                       Class C
               -----------------------------------------------
                            For the             For the Period
                   Six Months Ended  March 30, 2001(2) through
               February 28, 2002(1)            August 31, 2001
               --------------------  -------------------------
               Shares        Amount     Shares          Amount
               ------        ------     ------          ------
Sold            4,276       $37,788     33,949        $343,049
Reinvested        807         7,963         --              --
Redeemed           --            --         --              --
                -----       -------     ------        --------
Net increase    5,083       $45,751     33,949        $343,049
                =====       =======     ======        ========

                                                                                                            Global Technology Fund
               -------------------------------------------------------------------------------------------------------------------
                                                       Class A                                                             Class B
               -----------------------------------------------                    ------------------------------------------------
                            For the             For the Period                                 For the              For the Period
                   Six Months Ended  March 30, 2001(2) through                        Six Months Ended   March 30, 2001(2) through
               February 28, 2002(1)            August 31, 2001                    February 28, 2002(1)             August 31, 2001
               --------------------  -------------------------                    --------------------   -------------------------
               Shares        Amount      Shares         Amount                      Shares      Amount        Shares        Amount
               ------        ------      ------         ------                      ------      ------        ------        ------
Sold            3,885       $36,111     451,077     $4,510,535      Sold             8,767     $75,666        25,060      $250,650
Reinvested         --            --          --             --      Reinvested          --          --            --            --
Redeemed         (544)       (5,218)         --             --      Redeemed        (4,644)    (42,263)           --            --
                -----      --------     -------     ----------                      ------     -------        ------      --------
Net increase    3,341       $30,893     451,077     $4,510,535      Net increase     4,123     $33,403        25,060      $250,650
                =====       =======     =======     ==========                      ======     =======        ======      ========

                                                       Class C
               -----------------------------------------------
                            For the             For the Period
                   Six Months Ended  March 30, 2001(2) through
               February 28, 2002(1)            August 31, 2001
               --------------------  -------------------------
               Shares        Amount     Shares          Amount
               ------        ------     ------          ------
Sold            8,220       $75,666     25,000        $250,000
Reinvested         --            --         --              --
Redeemed       (5,372)      (45,730)        --              --
               ------       -------     ------        --------
Net increase    2,848       $29,936     25,000        $250,000
               ======       =======     ======        ========

----------------------------------------------------------------------------------------------------------------------------------

(1) Unaudited
(2) Commencement of operations

--------------------------------------------------------------------------------

Global Sector Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 5--PURCHASES AND SALES
        OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended February 28, 2002, were as follows:

Fund                       Purchases              Sales
--------                   ---------              -----
Global Financial
  Services Fund           $3,017,514         $1,769,243
Global Technology
  Fund                     3,370,431          3,290,872

For federal income tax purposes, the tax basis of investments held, aggregate gross unrealized appreciation, and the aggregate gross unrealized depreciation for all investments were as follows on February 28, 2002:

                        Cost of    Unrealized    Unrealized
Fund                Investments  Appreciation  Depreciation
----                -----------  ------------  ------------
Global Financial
  Services Fund      $4,949,849      $121,964     $464,617
Global Technology
  Fund                3,805,589       216,255      428,811

NOTE 6--RISKS OF INVESTING IN
        FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the USgovernment. These risks include devaluation of currencies, future adverse political and economic developments, lack of liquidity and greater volatility in market prices.This is particularly true with respect to emerging markets in developing countries.

NOTE 7--CONCENTRATION OF OWNERSHIP
From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At February 28, 2002, each Fund had the following number of shareholders who held in the aggregate the following percent of shares:

                            Number of    % of Outstanding
Fund                     Shareholders              Shares
----                     ------------    ----------------
Global Financial
  Services Fund                     1                 96%
Global Technology Fund              1                 98%

NOTE 8--ADVISOR REIMBURSEMENT
During the fiscal year ended August 31, 2001, the advisor reimbursed the Global Financial Services Fund $6,829 for a loss incurred on a transaction not meeting the Fund's investment guidelines.

NOTE 9--SIGNIFICANT EVENTS
On December 19, 2001, the Board of Directors approved the closing of the Global Financial Services Fund and Global Technology Fund to new investors as of December 20, 2001. The funds are scheduled to be liquidated in the first half of 2002.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities ofDeutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank SecuritiesInc., Deutsche Asset Management,Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management (Americas) Inc. and Scudder Trust Company.

Global Financial Services Fund
   Class A Shares                                    CUSIP #251555108
   Class B Shares                                    CUSIP #251555207
   Class C Shares                                    CUSIP #251555306
Global Technology Fund
   Class A Shares                                    CUSIP #251555876
   Class B Shares                                    CUSIP #251555868
   Class C Shares                                    CUSIP #251555850
                                                     GSSA (2/02)
                                                     Printed 4/02

Distributed by:
ICC Distributors, Inc.